Financial liabilities - Assets pledged as security (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Trade receivables	SFr 270.3	SFr 145.8
Inventory	232.9	285.2
Assets pledged	SFr 503.2	SFr 431.0